BARINGS FUNDS TRUST

SUPPLEMENT DATED NOVEMBER 11, 2021

TO THE PROXY STATEMENT/PROSPECTUS

DATED JULY 20, 2021

Barings Emerging Markets Debt Blended Total Return Fund

Effective November 11, 2021, the Special Meeting of Shareholders of Barings Emerging Markets Debt Blended Total Return Fund, originally held on September 29, 2021 and initially adjourned until November 10, 2021, is further adjourned until December 1, 2021.

Effective November 11, 2021, for Barings Emerging Markets Debt Blended Total Return Fund only, the following replaces the first paragraph of the section entitled “Q:   Who can vote on the proposal?”:

If you owned shares of Barings Emerging Markets Debt Blended Total Return Fund at the close of business on October 29, 2021, you are entitled to vote those shares in connection with the Selling Fund’s Reorganization.

Shareholders of Barings Emerging Markets Debt Blended Total Return Fund who have already voted do not need to take any further action. Shareholders may revoke their proxy prior to the Meeting by providing written notice to the Selling Funds’ proxy solicitor, Broadridge Financial Solutions, Inc., at 51 Mercedes Way, Edgewood, NY 11717, or change their vote by submitting a subsequently executed and dated proxy card, by authorizing the proxy by internet or telephone on a later date or by attending the Meeting and casting their vote live.

Effective November 11, 2021, the Proxy Statement/Prospectus is revised as follows:

All other references to the record date for Barings Emerging Markets Debt Blended Total Return Fund are replaced with the date October 29, 2021.

Effective November 11, 2021, the following is added beneath first paragraph of the subsection entitled “What is the required vote?” in the Proxy Voting and Shareholder Meeting Information section:

As of October 29, 2021, Barings held approximately 19.68% percent of the outstanding shares of Barings Emerging Markets Debt Blended Total Return Fund, which it acquired shortly before that date. Barings intends to vote its shares for and against Proposal 3 in the same proportion as the vote of all other shareholders of the Fund. This will have the effect of increasing the percentage of the outstanding shares of Barings Emerging Markets Debt Blended Total Return Fund present at the meeting in person or by proxy, but will not alter the proportion of votes cast in favor or against the proposal.

Effective November 11, 2021, the following replaces the information provided for Barings Emerging Markets Debt Blended Total Return Fund beneath the first paragraph in the subsection entitled “How many shares are entitled to be voted?” in the Proxy Voting and Shareholder Meeting Information section:

	Class A	Class C	Class I	Class L	Class Y	Total
Barings Emerging Markets Debt Blended Total Return Fund	1,655,020.607	65,698.00	91.824	N/A	14,998,356.56	16,719,166.991

Effective November 11, 2021 the following replaces the information pertaining to Barings Emerging Markets Debt Blended Total Return Fund provided in the Ownership of Fund Shares section:

Selling Fund Name	Share Class	Shareholder Name and Address	% Ownership of Share Class (as of 10/29/21)
Barings Emerging Markets Debt Blended Total Return Fund	A	CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	74.24%
Barings Emerging Markets Debt Blended Total Return Fund	A	TD AMERITRADE, INC 200 S 108TH AVE OMAHA, NE 68154	5.62%
Barings Emerging Markets Debt Blended Total Return Fund	A	NATIONAL FINANCIAL SERVICES 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	12.71%
Barings Emerging Markets Debt Blended Total Return Fund	C	LPL FINANCIAL ATTN:CLIENT COMPENSATION DEPARTMENT 4707 EXECUTIVE DR SAN DIEGO, CA 92121	39.93%
Barings Emerging Markets Debt Blended Total Return Fund	C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY, NJ 07399	30.58%
Barings Emerging Markets Debt Blended Total Return Fund	C	RAYMOND JAMES & ASSOCIATES 880 CARILLON PKWY ST PETERSBURG, FL 33716	20.67%
Barings Emerging Markets Debt Blended Total Return Fund	I	BARINGS LLC ATTN: SAM DEBERRY 300 S TRYON ST STE 2500 CHARLOTTE NC 28202-0135	100.00%
Barings Emerging Markets Debt Blended Total Return Fund	Y	CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	15.81%
Barings Emerging Markets Debt Blended Total Return Fund	Y	UBS FINANCIAL SERVICES, INC. ATTN: COMPLIANCE DEPT 1000 HARBOR BLVD FL 8 WEEHAWKEN, NJ 07086	24.32%
Barings Emerging Markets Debt Blended Total Return Fund	Y	NATIONAL FINANCIAL SERVICES 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	16.17%
Barings Emerging Markets Debt Blended Total Return Fund	Y	BARINGS LLC ATTN: SAM DEBERRY 300 S TRYON ST STE 2500 CHARLOTTE NC 28202-0135	21.85%
Barings Emerging Markets Debt Blended Total Return Fund	Y	RELIANCE TRUST COMPANY 201 17TH ST NW STE 1000 ATLANTA, GA 30363	8.11%